THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2000, OR IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number: 2

        This Amendment (Check only one.):         [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               -----------------------------
Address:       1440 Kiewit Plaza
               -----------------------------
               Omaha, NE 68131
               -----------------------------

               -----------------------------

Form 13F File Number:    28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------
Title:         Vice President
               -----------------------------
Phone:         402-346-1400
               -----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                            November 13, 2000
--------------------------       ------------------------------       -----------------
[Signature]                      [City, State]                        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-5194                     General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               18
                                                            ------------

Form 13F Information Table Entry Total:                          13
                                                            ------------

Form 13F Information Table Value Total:                    $   805,476
                                                            -------------
                                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NO.       FORM 13F FILE NUMBER      NAME
   1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
   2.       28-5676                   BHG Life Insurance Co.
   3.       28-719                    Blue Chip Stamps
   4.       28-554                    Buffett, Warren E.
   5.       28-1517                   Columbia Insurance Co.
   6.       28-2226                   Cornhusker Casualty Co.
   7.       28-6102                   Cypress Insurance Co.
   8.       28-852                    GEICO Corp.
   9.       28-101                    Government Employees Ins. Corp.
  10.       28-1066                   National Fire & Marine
  11.       28-718                    National Indemnity Co.
  12.       28-5006                   National Liability & Fire Ins. Co.
  13.       28-6104                   Nebraska Furniture Mart
  14.       28-717                    OBH Inc.
  15.       28-2740                   Plaza Investment Managers
  16.       28-1357                   Wesco Financial Corp.
  17.       28-3091                   Wesco Financial Ins. Co.
  18.       28-3105                   Wesco Holdings Midwest, Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2000

                                                                  Column 6
                Column    Column      Column      Column     Investment Discretion                            Column 8
                  2         3           4           5       ------------------------                       Voting Authority
                Title                 Market     Shares or  (a)      (b)       (c)                     -----------------------
Column 1         of       CUSIP      Value(In    Principal         Shared-   Shared-      Column 7        (a)      (b)    (c)
Name of Issuer  Class     Number     Thousands)   Amount    Sole   Defined    Other   Other  Managers    Sole     Shared  None
--------------  ------  -----------  ----------  ---------  ----   -------   -------  ---------------  ---------  ------  ----
M & T Bank
  Corporation    Com    55261F 10 4     253,549    567,860            X               4,11,14            567,860
                                         24,379     54,600            X               4,8,9,11,14,15      54,600
Torchmark Corp.  Com    891027 10 4       4,922    212,834            X               4,1,11,14          212,834
                                         10,400    449,728            X               4,5,14             449,728
                                         17,834    771,200            X               4,11,14            771,200
                                         14,793    639,700            X               4,10,14            639,700
US Bancorp       Com    911596 10 4     110,614  5,056,629            X               4,8,11,14,15     5,056,629
                                        132,713  6,066,871            X               4,8,9,11,14,15   6,066,871
                                        195,029  8,915,621            X               4,11,14          8,915,621
                                         31,740  1,450,956            X               4,5,14           1,450,956
                                          3,129    143,028            X               4,10,14            143,028
                                          1,646     75,264            X               4,12,14             75,264
                                          4,728    216,132            X               4,1,2,6,11,14      216,132
                                       --------
                        GRAND TOTAL    $805,476
                                       ========

                            BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                November 13, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Gentlemen:

       Enclosed herewith for filing is Amendment Number 2 to Form 13F for the Quarter ended March 31, 2000 for the following nineteen "Institutional Investment Managers":

                                                      13F File Number
                                                      ---------------
Berkshire Hathaway Inc.                                   28-4545
Berkshire Hathaway Life Ins. Co. of NE                    28-5678
BHG Life Insurance Company                                28-5676
Blue Chip Stamps                                          28-719
Warren E. Buffett                                         28-554
Columbia Insurance Company                                28-1517
Cornhusker Casualty Company                               28-2226
Cypress Insurance Company                                 28-6102
GEICO Corporation                                         28-852
Government Employees Insurance Company                    28-101
National Fire & Marine Ins. Co.                           28-1066
National Indemnity Company                                28-718
National Liability and Fire Ins. Co.                      28-5006
Nebraska Furniture Mart, Inc.                             28-6104
OBH Inc.                                                  28-717
Plaza Investment Managers                                 28-2740
Wesco Financial Corporation                               28-1357
Wesco Financial Insurance Company                         28-3091
Wesco Holdings Midwest, Inc.                              28-3105




                                            Yours truly,

                                            BERKSHIRE HATHAWAY INC.


                                            /s/ Marc D. Hamburg
                                            -------------------
                                            Marc D. Hamburg
                                            Vice President
Enclosures